UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RAB Capital plc
Address:   No. 1 Adam Street
           London WC2N 6LE
           United Kingdom


Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Authorised signatories for RAB Capital plc

Name:      Gary Pitts
Title:     Chief Compliance Officer
Phone:     +44 (0)20 7389 7162


Signature, Place, and Date of Signing:

        /s/ Gary Pitts             London, United Kingdom       2/15/2008
       ------------------------   -------------------------   -------------
            [Signature]                 [City, State]           [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None
[If there are no entries in this list, omit this section.]


         Form 13F File Number           Name

         28-__________________          ____________________________
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      95

Form 13F Information Table Value Total:      $431,007


List of Other Included Managers:   N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number  Name

         ____     28-__________________ ____________________________

         [Repeat as necessary.]



                                                  FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- --------- --------- --------------------- ---------- --------  ----------------------
                                TITLE OF                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER               CLASS            CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------- -------------- --------- --------- ----------   --- ---- ---------- --------  -------  ------  -----
ALBERTO-CULVER CO               COMMON          013078100      349      14,240  SH          SOLE                14,240
Alcoa Inc                       COMMON          013817101     2083      57,0000 SH          SOLE                57,000
ALLIED WASTE INDUSTRIES INC     COMMON          019589308      305      27,685  SH          SOLE                27,685
Alumina Ltd                     COMMON          022205108    1,819     325,222  SH          SOLE               325,222
Aluminium Corp of China         COMMON          022276109    3,625   1,756,000  SH          SOLE             1,756,000
Ambac Financial Group Inc       COMMON          023139108    1,933      75,000  SH          SOLE                75,000
Amdl Rstd                       COMMON          00167K500    2,602     638,002  SH          SOLE               638,002
Anglo American Plc              COMMON          03485P201    3,811      62,157  SH          SOLE                62,157
Apex Silver Mines Ltd           COMMON          G04074105   17,044   1,118,400  SH          SOLE             1,118,400
Apollo Gold                     COMMON          03761E102    3,425   5,633,323  SH          SOLE             5,633,323
AQUA AMERICA INC                COMMON          03836W103      330      15,560  SH          SOLE                15,560
ASM INTERNATIONAL N.V.          COMMON          N07045102      638      26,032  SH          SOLE                26,032
Asml Holding Nv                 COMMON          N07059186    6,916     218,390  SH          SOLE               218,390
Astrazeneca Plc                 COMMON          046353108      901      20,904  SH          SOLE                20,904
ATMOS ENERGY CORP               COMMON          049560105      349      12,460  SH          SOLE                12,460
Austral Pacific Energy          COMMON          052526100      295     300,000  SH          SOLE               300,000
Banco Santander Cent            COMMON          05964H105    4,002     185,083  SH          SOLE               185,083
Bank of New York Mellon Corp    COMMON          064058100    1,790      36,714  SH          SOLE                36,714
Bhp Billiton Plc                COMMON          05545E209    6,149     199,787  SH          SOLE               199,787
Bp Plc                          COMMON          055622104   41,151   3,361,428  SH          SOLE             3,361,428
BPI Energy Holdings             COMMON          055934103      806   2,600,000  SH          SOLE             2,600,000
BRASIL TELECOM PART SA -ADR     COMMON          105530109    2,423      32,495  SH          SOLE                32,495
BRISTOL-MYERS SQUIBB CO         COMMON          110122108      325      12,250  SH          SOLE                12,250
Bt Group Plc                    COMMON          05577E101      416      76,688  SH          SOLE                76,688
Business Objects                COMMON          12328X107   13,292     217,500  SH          SOLE               217,500
Cadiz Inc                       COMMON          127537207   14,890     708,965  SH          SOLE               708,965
Callisto Pharmaceuticals Inc    COMMON          1312EM104      332     708,293  SH          SOLE               708,293
Central Sun Mining Inc          COMMON          155432107    2,733   2,285,713  SH          SOLE             2,285,713
China Life Insurance            COMMON          16939P106    3,519     680,000  SH          SOLE               680,000
CHINA SOUTHERN AIRLINES CO-H    COMMON          169409109    2,057   1,560,000  SH          SOLE             1,560,000
Cnooc  Ltd                      COMMON          126132109    4,700   2,760,000  SH          SOLE             2,760,000
Coeur D'alene Mines             COMMON          192108108   38,242   7,741,335  SH          SOLE             7,741,335
CONAGRA FOODS INC               COMMON          205887102      321      13,510  SH          SOLE                13,510
COUNTRYWIDE FINANCIAL CORP      COMMON          222372104    1,118     125,000  SH          SOLE               125,000
DESARROLLADORA HOMEX-ADR        COMMON          25030W100    1,739      35,168  SH          SOLE                35,168
Diageo Plc                      COMMON          25243Q205      347      16,130  SH          SOLE                16,130
Drdgold Ltd - Sponsored ADR     COMMON          26152H301    5,882     719,048  SH          SOLE               719,048
Endeavour International Corp    COMMON          29259G101      670     500,000  SH          SOLE               500,000
Focus Media Holding             COMMON          34415V109    1,762      31,000  SH          SOLE                31,000
Freeport-McMoran Copper
  and Gold                      COMMON          35671D857    8,707      85,000  SH          SOLE                85,000
Frontline Ltd                   COMMON          G3682E127      743      15,456  SH          SOLE                15,456
Gammon Gold Inc                 COMMON          36467T106    5,041     625,000  SH          SOLE               625,000
Glaxosmithkline Plc             COMMON          37733W105    1,158      45,498  SH          SOLE                45,498
Gold Reserve                    COMMON          38068N108    7,219   1,367,500  SH          SOLE             1,367,500
Goldcorp Inc                    COMMON          380956409    7,247     211,700  SH          SOLE               211,700
HEALTH MGMT ASSOCIATES INC-A    COMMON          421933102      304      50,860  SH          SOLE                50,860
Horsehead Holding Corp          COMMON          440694305    1,697     100,000  SH          SOLE               100,000
Hsbc Holdings Plc               COMMON          404280406      255      15,215  SH          SOLE                15,215
INHIBITEX INC                   COMMON          45719T103      890   1,141,250  SH          SOLE             1,141,250
Intercontinental Hotels Grp     COMMON          45857P301      237       13,473 SH          SOLE                13,473
International Tower Hill
  Mines Ltd                     COMMON          46051L104    2,730   1,456,200  SH          SOLE             1,456,200
Interoil Corp                   COMMON          460951106    3,893     200,000  SH          SOLE               200,000
Ivanhoe Mines Ltd               COMMON          46579N103    4,870     445,000  SH          SOLE               445,000
Koninklijke Ahold               COMMON          500467402      170      12,169  SH          SOLE                12,169
Kookmin Bank                    COMMON          50049M109    1,382      18,750  SH          SOLE                18,750
KOREA ELECTRIC POWER CORP       COMMON          500631106    1,540      36,360  SH          SOLE                36,360
KRAFT FOODS INC-A               COMMON          50075N104      334      10,230  SH          SOLE                10,230
KROGER CO                       COMMON          501044101      331      12,380  SH          SOLE                12,380
Lloyds Tsb Group Plc            COMMON          539439109      152      16,159  SH          SOLE                16,159
Mitsui & Co Ltd                 COMMON          606827202    2,117     100,000  SH          SOLE               100,000
Mobile Telesystems              COMMON          607409109   19,650   1,280,100  SH          SOLE             1,280,100
Newmont Mining Corp             COMMON          651639106    4,883     100,000  SH          SOLE               100,000
Nexen Inc                       COMMON          65334H102      605      18,600  SH          SOLE                18,600
NISOURCE INC                    COMMON          65473P105      348      18,440  SH          SOLE                18,440
Nokia Oyj                       COMMON          654902204    5,943     153,274  SH          SOLE               153,274
Northern Dynasty Minerals       COMMON          66510M204    9,805     741,000  SH          SOLE               741,000
Nova Biosource Fuel             COMMON          65488W103      576     198,709  SH          SOLE               198,709
Novartis                        COMMON          66987V109    1,139      20,774  SH          SOLE                20,774
NUCOR CORP                      COMMON          670346105    4,784      80,787  SH          SOLE                80,787
PETROCHINA CO LTD-H             COMMON          Y6883Q104    7,726   4,334,000  SH          SOLE             4,334,000
PFIZER INC                      COMMON          717081103      328      14,450  SH          SOLE                14,450
Prudential Plc                  COMMON          74435K204    8,741     616,751  SH          SOLE               616,751
REPUBLIC SERVICES INC           COMMON          760759100      338      10,790  SH          SOLE                10,790
Rio Tinto Plc                   COMMON          767204101   19,096     180,432  SH          SOLE               180,432
Royal Dutch Shell Plc A Shares  COMMON          780259206    7,192     171,091  SH          SOLE               171,091
Royal Dutch Shell Plc B Shares  COMMON          780259107    5,138     123,497  SH          SOLE               123,497
Sara Lee Corp                   COMMON          803111103      340      21,150  SH          SOLE                21,150
Smith & Nephew Plc              COMMON          83175M205      335      29,000  SH          SOLE                29,000
STARBUCKS CORP                  COMMON          855244109      276      13,470  SH          SOLE                13,470
StatoilHydro ASA                COMMON          85771P102   19,998     642,500  SH          SOLE               642,500
STREETTRACKS GOLD TRUST         COMMON          863307104    9,289     112,647  SH          SOLE               112,647
Taiwan Semiconductor- SP
  ADR SHARE                     COMMON          874039100    1,820     183,583  SH          SOLE               183,583
Talisman Energy Inc             COMMON          87425E103   13,975     750,000  SH          SOLE               750,000
Telefonica S.a.                 COMMON          879382208      717      22,082  SH          SOLE                22,082
TELKOM SA LTD                   COMMON          879603108   13,715     573,647  SH          SOLE               573,647
Thompson Creek Metals Co Inc    COMMON          884768102    3,087     179,400  SH          SOLE               179,400
Total Sa                        COMMON          89151E109   10,714     128,948  SH          SOLE               128,948
TRANSOCEAN INC                  COMMON          G90073100    1,708      11,930  SH          SOLE                11,930
Unibanco -GDR                   COMMON          90458E107    1,893      13,553  SH          SOLE                13,553
Unilever Nv-cva                 COMMON          904784709      467      12,691  SH          SOLE                12,691
Unilever Plc                    COMMON          904767704    2,259      60,312  SH          SOLE                60,312
Vodafone Group Plc              COMMON          92857W209      568     151,895  SH          SOLE               151,895
Western Goldfields Inc          COMMON          95828P203    3,030     785,000  SH          SOLE               785,000
Wolseley Plc                    COMMON          97786P100    2,920     197,754  SH          SOLE               197,754
YANZHOU COAL MINING CO-H        COMMON          984846105    2,974   1,500,000  SH          SOLE             1,500,000

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